Debt	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Debt

NOTE 9 — DEBT

Debt is summarized as follows (in millions):

	June 30,	December 31,
	2015	2014
Senior Secured Revolving Credit Facility	$30.0	$20.0
Senior Secured Term Loan Facility	286.5	288.0
Senior Notes	400.0	400.0
Capital lease obligations	0.2	0.2
Unamortized original issue discount	(0.2)	(0.3)

	716.5	707.9
Less:
Current maturities	33.1	23.1

Long-term debt	$683.4	$684.8

Senior Secured Credit Facilities

On January 26, 2011, Holdings, as a guarantor, and UCI International, LLC, as borrower, entered into a $375.0 million senior secured credit facilities agreement (the “Senior Secured Credit Facilities”) comprised of a $300.0 million senior secured term loan facility due July 26, 2017 (the “Senior Secured Term Loan Facility”) and a $75.0 million senior secured revolving credit facility due January 26, 2016 (the “Senior Secured Revolving Credit Facility”). At June 30, 2015, outstanding borrowings under the Senior Secured Revolving Credit Facility were $30.0 million and letters of credit issued under the Senior Secured Revolving Credit Facility totaled $5.8 million, which reduced the availability under the Senior Secured Revolving Credit Facility to $39.2 million. At December 31, 2014, outstanding borrowings under the Senior Secured Revolving Credit Facility were $20.0 million and letters of credit issued under the Senior Secured Revolving Credit Facility totaled $6.5 million, which reduced the availability under the Senior Secured Revolving Credit Facility to $48.5 million. Holdings’ Senior Secured Revolving Credit Facility matures on January 26, 2016. Prior to its expiration, Holdings expects to replace the facility with a similar type arrangement that has an extended maturity.

The Senior Secured Credit Facilities contain customary covenants that restrict Holdings and its subsidiaries from certain activities. As of June 30, 2015 and December 31, 2014, Holdings and its subsidiaries were in compliance with all applicable covenants. Holdings was not required to make a prepayment based upon the excess cash flow calculation for the year ended December 31, 2014.

On May 5, 2015, Holdings amended its Senior Secured Credit Facilities. Under the amendment, the asset sale covenant was amended to permit asset sales so long as, after giving pro forma effect to such asset sale, the senior secured leverage ratio of Holdings and its subsidiaries does not exceed 0.75 to 1.00. The amendment further requires that any net cash proceeds from such asset sales be used to prepay term loans and other pari passu debt and may not be reinvested by Holdings and its subsidiaries. In addition, the amendment permits Holdings to add and release wholly-owned subsidiaries as additional borrowers of the term loans. All other material terms of the Senior Secured Credit Facilities remained the same, except for certain technical amendments, including amendments to the prepayment notice related to required prepayments with asset sale or debt proceeds.

On July 1, 2015, Holdings prepaid $241.6 million of term loans under its Senior Secured Term Loan Facility with the net proceeds from the sale of Wells. The prepayment was applied to the amount of scheduled amortization payments in 2015, with the remaining portion allocated pro-rata to scheduled payments in subsequent years.

Senior Notes

On January 26, 2011, UCI International, LLC issued $400.0 million aggregate principal amount of 8.625% Senior Notes due 2019 (the “Senior Notes”). The Senior Notes are guaranteed on a senior basis by Holdings and certain of its subsidiaries. The Senior Notes bear interest at a rate of 8.625% per annum, and interest is payable semi-annually on February 15 and August 15. As of June 30, 2015 and December 31, 2014, Holdings and its subsidiaries were in compliance with all applicable covenants.

Future repayments

Below is a schedule of required future repayments of all debt outstanding on June 30, 2015 (in millions).

Remainder of 2015	$31.5
2016	3.1
2017	282.1
2018	—
2019	400.0

$716.7

Interest expense, net

The following table provides the detail of net interest expense for the respective periods (in millions). No interest was capitalized during the six months ended June 30, 2015. Capitalized interest was $0.1 million for the six months ended June 30, 2014.

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Interest expense
Senior Secured Revolving Credit Facility	$0.4	$—	$0.7	$—
Senior Secured Term Loan Facility	0.7	0.7	1.4	1.4
Senior Notes	8.6	8.6	17.2	17.2
Other	0.3	0.2	0.5	0.6
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.2	0.2	0.3	0.2
Senior Notes	0.4	0.3	0.8	0.6
Senior Secured Revolving Credit Facility	0.1	0.1	0.2	0.2
Original issue discounts	—	0.1	0.1	0.2
Unrealized foreign exchange (gains) losses	(9.7)	1.2	(14.5)	6.4

Total interest expense	1.0	11.4	6.7	26.8
Interest income	—	(0.1)	—	(0.1)

Interest expense, net	$1.0	$11.3	$6.7	$26.7

Holdings has a $102.1 million, U.S. dollar denominated, intercompany loan with one of its U.S. subsidiaries. The non-cash unrealized foreign exchange gains arose from a strengthening of the U.S. dollar against the New Zealand dollar in 2015 and the non-cash foreign exchange losses arose from a weakening of the U.S. dollar against the New Zealand dollar in 2014. The intercompany loan is eliminated upon consolidation, but in accordance with GAAP the impact of currency exchange rate fluctuations is recorded in interest expense, net in the interim unaudited condensed consolidated statements of comprehensive income (loss).